INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	$ 0.0	$ 0.0
Net deferred tax liabilities	(14.0)	(0.7)
Net deferred tax liabilities	(14.0)	(0.7)	$ (22.6)
Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	397.2	577.7
Net deferred tax liabilities	(411.2)	(578.4)
Exploration and evaluation assets
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	283.3	442.4	307.7
Exploration and evaluation assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	283.3	442.4
Asset retirement obligations
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	52.6	0.0	2.5
Asset retirement obligations | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	52.6	0.0
Repurchase option
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	0.0	91.5	0.0
Repurchase option | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	0.0	91.5
Other assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	61.3	43.8
Plant and equipment
Deferred tax assets and liabilities [abstract]
Net deferred tax liabilities	(383.1)	(572.8)	$ (355.3)
Plant and equipment | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Net deferred tax liabilities	(383.1)	(572.8)
Mining duties | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Net deferred tax liabilities	(7.4)	0.0
Other liabilities | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Net deferred tax liabilities	$ (20.7)	$ (5.6)